Borrowings - Summary of Minimum Payment by Maturity and the Present Value of the Lease Liability for Right-of-use Asset Obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Future Minimum Lease Payments [Line Items]
Undiscounted Future Minimum Lease Payments	S/ 87,698	S/ 115,957
Future financial charges	(14,972)	(23,087)
Present value of the lease liability for right-of-use asset obligations	72,726	92,870
Maturity Period Less than One Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Undiscounted Future Minimum Lease Payments	24,714	31,036
Present value of the lease liability for right-of-use asset obligations	19,950	23,981
Maturity Period Greater than One and Less than Five Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Undiscounted Future Minimum Lease Payments	51,853	73,370
Present value of the lease liability for right-of-use asset obligations	42,641	57,713
Maturity Period Greater than Five Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Undiscounted Future Minimum Lease Payments	11,131	11,551
Present value of the lease liability for right-of-use asset obligations	S/ 10,135	S/ 11,176